Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000170903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000170903
Average Annual Return [Line Items]
Average Annual Return, Percent	31.70%	8.91%	8.50%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	32.39%	7.91%	8.46%
State Street Institutional Investment Trust Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.93%	8.49%